TRADE ACCOUNTS RECEIVABLE - Accounts receivable by aging (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 4,999,004	R$ 5,414,075
Gross | Current
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	4,303,352	4,646,175
Gross | Past due: Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	629,018	494,866
Gross | Past due: From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	50,587	139,415
Gross | Past due: From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	37,065	32,245
Gross | Past-due: From 91 to 180 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	24,627	169,959
Gross | Past-due: From 181 to 360 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	18,934	8,220
Gross | Past due: Above 360 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	28,008	30,967
Impairment
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ (92,587)	R$ (107,772)